Schedule 1-Condensed Financial Statements of the Company (Details Textual) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule 1-Condensed Financial Statements of the Company [Abstract]
Restricted capital and reserves	¥ 2,630,106	¥ 2,164,132